Income Taxes - Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	$ (40)	$ (8)
Deferred tax expense (income) recognised in profit or loss	(91)	34
Variance of income tax credit, net of related income tax	4	5
Income tax relating to components of other comprehensive income	(4)	(9)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	10	6
As at December 31	(37)	(40)
Deferred Tax Asset, Before Offset
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	279	297
Deferred tax expense (income) recognised in profit or loss	(59)	(14)
Variance of income tax credit, net of related income tax	4	5
Income tax relating to components of other comprehensive income	(1)	(9)
As at December 31	223	279
Deferred Tax Asset, Before Offset | RECOGNIZED TAX BENEFIT ARISING FROM INCOME TAX LOSSES
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	159	141
Deferred tax expense (income) recognised in profit or loss	(25)	19
Income tax relating to components of other comprehensive income	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(1)
As at December 31	134	159
Deferred Tax Asset, Before Offset | EMPLOYEE FUTURE BENEFITS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	24	25
Deferred tax expense (income) recognised in profit or loss	(6)	2
Income tax relating to components of other comprehensive income	3	(3)
As at December 31	21	24
Deferred Tax Asset, Before Offset | EXPENSE ON RESEARCH
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	15	38
Deferred tax expense (income) recognised in profit or loss	(10)	(23)
Income tax relating to components of other comprehensive income	0
As at December 31	5	15
Deferred Tax Asset, Before Offset | UNUSED TAX CREDITS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	41	39
Deferred tax expense (income) recognised in profit or loss	(6)	(3)
Variance of income tax credit, net of related income tax	4	5
Income tax relating to components of other comprehensive income	0
As at December 31	39	41
Deferred Tax Asset, Before Offset | FINANCIAL INSTRUMENTS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	5	16
Deferred tax expense (income) recognised in profit or loss	(5)	(8)
Income tax relating to components of other comprehensive income	1	(3)
As at December 31	1	5
Deferred Tax Asset, Before Offset | FOREIGN EXCHANGE LOSS ON LONG-TERM DEBT
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	19	23
Deferred tax expense (income) recognised in profit or loss	(12)	(2)
Income tax relating to components of other comprehensive income	(5)	(3)
Increase (decrease) through net exchange differences, deferred tax liability (asset)		1
As at December 31	2	19
Deferred Tax Asset, Before Offset | OTHERS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	16	15
Deferred tax expense (income) recognised in profit or loss	5	1
Income tax relating to components of other comprehensive income	0
As at December 31	$ 21	$ 16